4. Sale of subsidiary (Details) (Sale Of Subsidary, USD $)	Dec. 19, 2013
Sale Of Subsidary
Current assets:
Accounts receivable less allowance for doubtful accounts	$ 1,318
Total Current Assets	1,318
Total Assets	1,318
Current liabilities:
Accounts payable	2,130
Total Current Liabilities	2,130
Net Assets	$ (812)